Cost of Sales - Summary of Cost of Sales (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Food and ingredients costs	¥ 22,900,261	¥ 13,145,137	¥ 8,165,277
Lease expense in respect of franchisee properties	450,080	403,724	302,219
Cost of sales	¥ 23,350,341	¥ 13,548,861	¥ 8,467,496